Summary of Significant Accounting Policies - Schedule of Property, Machinery and Equipment, net (FY) (Details)	Sep. 30, 2024	Dec. 31, 2023
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	1 year	1 year
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years	7 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years	7 years